Auritec License Agreement	12 Months Ended
Dec. 31, 2023
License Agreement [Abstract]
Auritec License Agreement
10.	AURITEC LICENSE AGREEMENT
Eupraxia USA entered into an amended and restated license agreement with Auritec Pharmaceuticals Inc. (“Auritec”) on October 9, 2018 (as further amended, the “Amended and Restated License Agreement”). Under the terms of the Amended and Restated License Agreement, Auritec has granted Eupraxia USA an exclusive license (including the right to sublicense to its affiliates and third parties) under the licensed patents owned or controlled by Auritec and for all the technical information and know-how
relating to the technology claimed in such patents or possessed by Auritec with respect to the use of Auritec’s “Plexis Platform” for the delivery of fluticasone in all medical fields (except for otolaryngology and the prevention, treatment and control of all diseases, disorders and conditions of the eye and its adnexa (collectively, the “Excluded Fields”)), to develop, make, have made, manufacture, use, commercialize, sell, sub-license,
offer for sale, import, and have imported products for the delivery of fluticasone drug products using the Plexis Platform in all medical fields except the Excluded Fields (“Licensed Products”).
Pursuant to the terms of the Amended and Restated License Agreement, Eupraxia USA has paid $5,000,000 to Auritec (the “Upfront Fee”). In addition, Eupraxia USA has agreed to pay Auritec up to $30,000,000 upon achievement of certain regulatory and commercial milestones related to products licensed under the Amended and Restated License Agreement (“Licensed Products”) as well as a royalty of 4% of net sales of Licensed Products by Eupraxia USA or its affiliates, subject to certain reductions.
The following table summarizes the milestone payment schedule. As of December 31, 2023, the only milestone that has been accrued and provided for in the financial statements is $5,000,000 related to the successful completion of the Phase 2b clinical study. It was recorded under research and development (see Note 14 – Research and Development Expenses).

Milestone Event	Milestone Payment

Successful Completion of a Phase 2b Study	5,000,000
First OA Regulatory Approval	5,000,000
Second OA Regulatory Approval	5,000,000
Non-OA Indication Regulatory Approval	10,000,000
First calendar year in which aggregate Net Sales by Eupraxia USA, its affiliates and sublicenses exceed $500,000,000	5,000,000

Maximum milestones payable	$30,000,000

Eupraxia USA also agreed to pay to Auritec 20%
of sublicensing royalties or other consideration based on net sales of Licensed Products. Eupraxia USA further agreed to pay Auritec a percentage of Non-Royalty Monetization Revenue (as defined in the Amended and Restated License Agreement), which includes payments received for a sale of Eupraxia USA or its assets or sale or sublicense of a Licensed Product, which percentage ranges from
10% to 30% depending on the development stage of the most-advanced Licensed Product, up to a maximum of
$
100,000,000. The following table summarizes the
Non-Royalty
Monetization Revenue percentage schedule:

Date of Execution	Percentage of Non-Royalty Monetization Revenue
Prior to Successful Completion of a Phase 2b Study	30%
After Successful Completion of a Phase 2b Study but prior to Successful Completion of a Phase 3 Study	20%
After Successful Completion of a Phase 3 Study but prior to Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States	15%
After Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States	10%
Either party may terminate the Amended and Restated License Agreement in the event of the other party’s bankruptcy, liquidation, or dissolution. Auritec may also terminate upon a material breach of the Amended and Restated License Agreement by Eupraxia USA that is not cured within
60 days
(
15 days
in the case of a payment breach). Further, if Eupraxia USA directly or indirectly challenges any claim in any Auritec patent licensed under the Amended and Restated License Agreement, or assist a third party in doing so, Auritec may immediately terminate the Amended and Restated License Agreement. If Auritec directly or indirectly challenges any Eupraxia patent contemplated in the Amended and Restated License Agreement other than as reasonably required to defend Auritec patents as a basis for such challenge, or assists a third party in doing so, we may immediately terminate the Amended and Restated License Agreement.